Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities
Net income (loss)	$ 42,534	$ 32,239
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	2,375	1,883
Equity-based awards	1,598	116
Loss (gain) on asset disposals	60	47
Change in fair value of long-term warrant liability	(771)	(2,773)
Non-cash interest expense	6,178	2,404
Non-cash gain on settlement of contingent consideration	0	(1,674)
(Increase) decrease in assets:
Accounts receivable	(42,145)	(19,939)
Inventories	106,038	(43,191)
Prepaid expenses and other current assets	(3,557)	(987)
Deposits	(11)	15
Increase (decrease) in liabilities:
Accounts payable	19,608	4,921
Other payables and accrued expenses	12,718	4,014
Customer deposits	7,971	(99)
Net cash (used in) provided by operating activities	152,596	(23,024)
Cash flows from investing activities
Purchases of property and equipment and construction in progress	(3,923)	(5,913)
Proceeds from disposal of property and equipment	1,616	70
Cash used in acquisitions	0	(2,146)
Net cash used in investing activities	(2,307)	(7,989)
Cash flows from financing activities
Net borrowings from floor plan	(49,316)	49,263
Proceeds from long-term debt	49,307	12,070
Payments on long-term debt	(19,380)	(7,022)
Payments of debt issuance costs	(1,762)	(203)
Payments of offering costs	(5,217)	0
Payment of acquisition contingent consideration	(1,457)	0
Distributions to redeemable preferred interest members and redemption of redeemable preferred interest	(90,503)	(2,531)
Proceeds from issuance of Class A common stock sold in initial public offering, net of underwriting discounts and commissions	59,234	0
Distributions to members	(11,618)	(9,887)
Net cash (used in) provided by financing activities	(70,712)	41,690
Net change in cash	79,577	10,677
Cash and restricted cash at beginning of period	11,492	15,757	$ 15,757
Cash and restricted cash at end of period	91,069	26,434	11,492	$ 15,757
Supplemental cash flow disclosures
Cash paid for interest	8,696	8,717
Noncash items
Acquisition purchase price funded by long-term debt	0	18,800
Acquisition purchase price funded by seller notes payable	0	8,274
Purchase of property and equipment funded by long-term debt	1,046	1,040
OneWater LLC [Member]
Cash flows from operating activities
Net income (loss)			37,263	1,946	$ (4,259)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization			2,682	1,685	1,055
Equity-based awards			154	154	432
Loss (gain) on asset disposals			1,371	(49)	31
(Gain) loss on extinguishment of debt			0	(209)	94
Change in fair value of long-term warrant liability			(1,336)	33,187	18,057
Non-cash interest expense			3,478	2,441	554
Non-cash gain on settlement of contingent consideration			(1,674)	0	0
(Increase) decrease in assets:
Restricted cash			27	(404)	948
Accounts receivable			(2,344)	(4,743)	(1,745)
Inventories			(38,954)	(39,858)	(13,283)
Prepaid expenses and other current assets			(5,565)	111	(302)
Deposits			2	(49)	(51)
Increase (decrease) in liabilities:
Accounts payable			(966)	11	1,791
Other payables and accrued expenses			614	1,605	1,407
Customer deposits			(450)	(482)	1,785
Net cash (used in) provided by operating activities			(5,698)	(4,654)	6,514
Cash flows from investing activities
Purchases of property and equipment and construction in progress			(7,291)	(10,135)	(4,112)
Proceeds from disposal of property and equipment			73	0	61
Proceeds from sales and leaseback			15,623	0	0
Cash used in acquisitions			(19,403)	(13,785)	(19,253)
Net cash used in investing activities			(10,998)	(23,920)	(23,304)
Cash flows from financing activities
Net borrowings from floor plan			24,401	35,421	6,970
Net payment (to) from related party			0	(300)	1,569
Proceeds from long-term debt			13,801	7,046	11,464
Payments on long-term debt			(9,942)	(3,899)	(21,043)
Payments of debt issuance costs			(203)	(662)	(707)
Payments of deferred offering costs			(1,148)	0	0
Payments of preferred issuance costs			0	(93)	(2,058)
Issuance of redeemable preferred interest in subsidiary			0	0	68,000
Distributions to redeemable preferred interest members			(3,364)	0	0
Distributions to members			(11,087)	(3,256)	(47,202)
Net cash (used in) provided by financing activities			12,458	34,257	16,993
Net change in cash			(4,238)	5,683	203
Cash and restricted cash at beginning of period	$ 11,108	$ 15,346	15,346	9,663	9,460
Cash and restricted cash at end of period			11,108	15,346	9,663
Supplemental cash flow disclosures
Cash paid for interest			12,485	6,929	4,398
Noncash items
Acquisition purchase price funded by long-term debt			18,800	9,000	0
Acquisition purchase price funded by seller notes payable			10,438	3,042	5,025
Acquisition purchase price funded by contingent consideration			0	2,644	900
Purchase of property and equipment funded by long-term debt			1,067	0	0
Deferred offering costs, accrued not yet paid			$ 1,500	$ 0	$ 0